SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Cash and Cash Equivalents
Cash and cash equivalents	$ 79,749	$ 83,922	$ 77,050	$ 77,824
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	46.30%
Cash and cash equivalents	$ 36,900
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	9.90%
Cash and cash equivalents	$ 7,900	$ 13,500